Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

		December 31,
		2018	2017
	Note	US$ in millions
Non-current portion
Senior Notes, unsecured		$5,515	$—
Bank loans, secured		—	4,301
Finance lease liabilities on leasehold interests in land, secured	26	122	127
Other finance lease liabilities, secured	26	3	3
		5,640	4,431
Less: deferred financing costs		(88)	(73)
		5,552	4,358
Current portion
Bank loans, secured		—	47
Finance lease liabilities on leasehold interests in land, secured	26	8	5
Other finance lease liabilities, secured	26	2	2
		10	54
Total borrowings		$5,562	$4,412

Borrowings by currency	The Group’s borrowings are denominated in the following currencies:

	December 31,
	2018	2017
	US$ in millions
HK$	$—	$1,944
US$	5,427	1,696
MOP	135	772
	$5,562	$4,412

Bank loans by maturity
The contractual maturities of bank loans are as follows:

	December 31,
	2018	2017
	US$ in millions
Repayable within 1 year	$—	$47
Repayable over 1 year but not exceeding 2 years	—	110
Repayable over 2 years but not exceeding 5 years	—	4,191
	$—	$4,348

Senior notes by maturity
The contractual maturities of Senior Notes are as follows:

	December 31,
	2018	2017
	US$ in millions
Repayable over 2 years but not exceeding 5 years	$1,800	$—
Repayable over 5 years	3,700	—
	5,500	—
Fair value adjustment of the interest rate swaps	15	—
	$5,515	$—

Disclosure of reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non- cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

			Non-cash changes
	Balance at January 1, 2018	Financing cash flows(i)	Accruals	Amortization	Foreign exchange movement	Adjustment arising from adoption of IFRS 9	Loss on modification or early retirement of debt	Fair value adjustment of the interest rate swaps	Balance at December 31, 2018
	US$ in millions
Senior notes	$—	$5,500	$—	$—	$—	$—	$—	$15	$5,515
Bank loans	4,348	(4,337)	—	—	(11)	—	—	—	—
Finance lease liabilities on leasehold interests in land	132	(13)	11	—	—	—	—	—	130
Other finance lease liabilities	5	(2)	2	—	—	—	—	—	5
Deferred financing costs	(73)	(90)	(2)	22	—	(24)	79	—	(88)
Interest payables	5	(128)	248	—	—	—	—	—	125
Dividend payables	—	(2,052)	2,053	—	(1)	—	—	—	—
	$4,417	$(1,122)	$2,312	$22	$(12)	$(24)	$79	$15	$5,687

			Non-cash changes
	Balance at January 1, 2017	Financing cash flows(i)	Accruals	Amortization	Foreign exchange movement	True-up adjustment	Adjustment arising from change in lease term of leasehold interests in land	Balance at December 31, 2017
	US$ in millions
Bank loans	$4,388	$(19)	$—	$—	$(21)	$—	$—	$4,348
Finance lease liabilities on leasehold interests in land	72	(2)	—	—	—	(1)	63	132
Other finance lease liabilities	8	(3)	—	—	—	—	—	5
Deferred financing costs	(94)	—	—	21	—	—	—	(73)
Interest payables	47	(128)	134	—	—	—	(48)	5
Dividend payables	—	(2,067)	2,069	—	(2)	—	—	—
	$4,421	$(2,219)	$2,203	$21	$(23)	$(1)	$15	$4,417

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(i)	The cash flows from bank loans make up the net amount of proceeds from bank loans and repayments of bank loans in the statement of cash flows.